UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1435



                                AMCAP Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: February 28, 2003

                    Date of reporting period: August 31, 2003





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A. S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)


ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

AMCAP Fund

[cover: close-up of child scooping small sea life from the shore]

Semi-annual report for the six months ended August 31, 2003

AMCAP FUND(R)seeks long-term growth of capital by investing in U.S. companies with a record of superior growth.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2003 (the most recent calendar quarter):

Class A shares                           1 year       5 years       10 years
Reflecting 5.75% maximum sales charge
     Average annual total return              --       +6.50%        +11.13%
     Cumulative total return             +19.20%      +36.99%       +187.25%

Sales charges are lower for accounts (and aggregated investments) of $25,000 or more.

Results for other share classes can be found on page 24. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

[photograph:  seashell washed up on the sand]

FELLOW SHAREHOLDERS:

In the six months ended August 31, the stock market rebounded sharply, fueled by a strong consumer sector as well as renewed investor enthusiasm about technology companies. In this environment, AMCAP Fund posted a total return of 23.3% while the unmanaged Standard & Poor's 500 Composite Index recorded a total return of 20.9% for the first half of the fiscal year.

Stock market gains over the recent period have reflected a continuing recovery in the underlying economy and optimism about its duration. The consumer side of the economy, in particular, has been aided by mortgage refinancing, low interest rates and tax cuts. Both federal fiscal and monetary policy have been highly stimulative. Gains in the technology sector were due to some fundamental improvement, but also from expectations of broader recovery in the future.

As always, we urge investors to take a long-term perspective on their mutual fund investments. It is particularly useful to look at returns over a full market cycle, which includes both up and down markets. In the chart below, for example, AMCAP's 10-year average annual total return was 12.3% compared with 10.1% of the S&P 500, a measure of large U.S. company stocks, 9.0% for the Lipper Multi-Cap Core Funds Index, which tracks funds that invest in a wide variety of companies of different sizes, and 7.8% for the Lipper Growth Funds Index which tracks U.S. growth funds.

[begin sidebar]
[begin table]
Average annual total returns*
                                      1 year          5 years        10 years
                                  9/1/02-8/31/03  9/1/98-8/31/03  9/1/93-8/31/03

AMCAP Fund                            +19.5%           +9.8%          +12.3%
Lipper Multi-Cap Core Funds Index     +14.8            +4.1            +9.0
Lipper Growth Funds Index             +13.8            +1.8            +7.8
S&P 500 Composite Index+              +12.1            +2.5           +10.1
S&P 400 MidCap Index+                 +18.4           +14.3           +13.1

*With dividends reinvested.
+ The S&P indexes are unmanaged and do not reflect sales charges, commissions, or expenses. All returns for the S&P 500 assume monthly reinvestment of dividends.
[end table]
[end sidebar]

We believe AMCAP Fund did well over 10, five and one-year periods because it stayed true to its objective of investing in growth companies at a reasonable price, and it remained cautious at a time when caution was warranted. Our multiple portfolio counselor system -- which divides the fund's portfolio into separate pieces each managed by an individual counselor -- helped as well. It allows for differing opinions on the definition of "reasonable" price and for a variety of investment strategies, while still remaining consistent with AMCAP's long-term objectives.

In the past 12 months, AMCAP gained 19.5% through August 31, while the S&P 500 increased 12.1%, the Lipper Multi-Cap Core Funds Index posted a gain of 14.8%, and the Lipper Growth Funds Index increased 13.8%.

WHAT HELPED THE FUND

As stated earlier, technology companies led the rebound during the six-month period. AMCAP benefited from its holdings in Applied Materials (+66.4%), the largest supplier of manufacturing equipment to the semiconductor industry, and Cisco Systems (+37.0%), the largest manufacturer of equipment used in Internet networking. These two companies exemplify the type of companies in which AMCAP invests -- they are dominant in their industries and are well managed. In addition, their stocks had fallen sharply after the technology bubble burst and were attractively priced when AMCAP began adding to its technology investments.

Retail companies also had a strong six months because of increased liquidity among consumers and improved consumer psychology. Winners included Dollar General (+120.7%), a regional retailer; Lowe's (+39.6%), one of the largest "do-it-yourself" home improvement retailers, and the fund's second-largest holding; and Kohl's (+29.3%), our third-largest holding and a retailer of moderately priced clothing, accessories and housewares.

Media companies, long a sizable investment in the fund, rebounded because of the increased demand for advertising and the expansion of digital cable. Among the fund's holdings that did well were AOL Time Warner (now known as Time Warner) (+44.5%) and Viacom (+21.2%).

WHAT DETRACTED FROM THE FUND'S RESULTS

Only a few of AMCAP's companies showed negative or flat results during the past six months. Among those that did were firms involved in health care and mortgage refinancing. These companies had been the steady part of the economy over the past three years and were an excellent place to be during difficult times. HCA, a hospital operator, declined 7.9% and Forest Laboratories, a pharmaceutical manufacturer, slipped 5.6%, in both cases because of investor concern about short-term revenue growth. We remain confident of the future prospects for these companies. Fannie Mae, the fund's largest holding at 2.3% of assets, gained only 1.1%, but we believe it continues to be a solid long-term investment.

LOOKING AHEAD

Following a stock market rebound and excellent six-month results for AMCAP, we caution shareholders against expecting that these returns will continue. We advise our investors to maintain realistic expectations of future investment returns, remembering that over the past 77 years, the average annual total return for stocks as measured by the S&P 500 has been around 10% a year. In addition, overly high expectations such as were seen in 2000 at the technology bubble's peak often take a period of time to adjust back to realistic levels.

That said, it is also important to note that AMCAP's approach of investing in companies with a history of superior growth has been rewarding. For the fund's 36-year lifetime, it has posted an average annual return of 12.6% compared with 10.4% by the S&P 500, 10.0% by the Lipper Multi-Cap Core Funds Index and 9.4% by the Lipper Growth Funds Index. No matter what the market environment, we will continue our approach of searching for companies with strong management, effective customer service, a sustainable competitive edge, participation in a growing market and a history of above-average growth.

In closing, we are pleased to report that the number of shareholder accounts in AMCAP Fund has increased by more than 40% over the past 12 months. We welcome our new shareholders and thank our long-term investors for their continuing support.

Cordially,

/s/ R. Michael Shanahan
R. Michael Shanahan
Chairman of the Board

/s/ Claudia P. Huntington
Claudia P. Huntington
President


October 10, 2003


INVESTMENT PORTFOLIO
August 31, 2003

[begin pie chart]
                                               Percent of
                                               net assets
INDUSTRY DIVERSIFICATION
Semiconductors & semiconductor equipment           5.68 %
Media                                              5.15
Pharmaceuticals                                    4.88
Multiline retail                                   4.77
Health care providers & services                   4.30
Other industries                                  54.73
Cash & equivalents                                20.49


[end pie chart]


                                               Percent of
LARGEST EQUITY HOLDINGS                        net assets
Fannie Mae                                         2.35 %
Lowe's Companies                                   1.94
Kohl's                                             1.77
Cisco Systems                                      1.72
HCA                                                1.70
Capital One Financial                              1.66
Applied Materials                                  1.66
Dollar General                                     1.57
Forest Laboratories                                1.47
AOL Time Warner                                    1.46

                                                                     unaudited


                                                                                       Market
                                                                                        value
EQUITY SECURITIES (common and convertible preferred stocks)            Shares           (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  5.68%
Applied Materials, Inc.  (1)                                          8,400,000     $  181,440
Texas Instruments Inc.                                                5,250,000        125,212
Altera Corp.  (1)                                                     3,100,000         69,564
Xilinx, Inc.  (1)                                                     2,250,000         69,390
Linear Technology Corp.                                               1,450,000         59,769
Maxim Integrated Products, Inc.                                       1,100,000         49,401
Analog Devices, Inc.  (1)                                               840,000         34,440
KLA-Tencor Corp.  (1)                                                   550,000         32,648


MEDIA  -  5.15%
AOL Time Warner Inc.  (1)                                             9,797,500        160,287
Liberty Media Corp., Class A  (1)                                     9,900,000        119,790
Viacom Inc., Class B, nonvoting                                       2,500,000        112,500
Interpublic Group of Companies, Inc.                                  5,995,300         90,829
Comcast Corp., Class A, special stock, nonvoting  (1)                 2,500,000         70,900
Comcast Corp., Class A  (1)                                             340,000         10,115


PHARMACEUTICALS  -  4.88%
Forest Laboratories, Inc.  (1)                                        3,420,000        160,740
Eli Lilly and Co.                                                     2,055,000        136,719
Bristol-Myers Squibb Co.                                              4,225,000        107,188
Medicis Pharmaceutical Corp., Class A                                 1,325,000         80,931
Pfizer Inc                                                            1,218,200         36,449
Merck & Co., Inc.                                                       200,000         10,064
Schering-Plough Corp.                                                   139,100          2,113


MULTILINE RETAIL  -  4.77%
Kohl's Corp.  (1)                                                     3,065,000        193,861
Dollar General Corp.                                                  7,500,000        171,975
Target Corp.                                                          3,850,000        156,310


HEALTH CARE PROVIDERS & SERVICES  -  4.30%
HCA Inc.                                                              4,895,000        185,961
Express Scripts, Inc.  (1)                                            1,940,000        125,731
WellPoint Health Networks Inc., Class A  (1)                          1,355,000        105,690
Cardinal Health, Inc.                                                   565,000         32,165
Lincare Holdings Inc.  (1)                                              600,000         20,778
Medco Health Solutions, Inc. (1)                                         24,120            644


IT SERVICES  -  4.03%
Concord EFS, Inc.  (1)                                                6,827,700         94,564
Sabre Holdings Corp., Class A                                         3,638,800         82,310
Paychex, Inc.                                                         1,600,000         57,600
Automatic Data Processing, Inc.                                       1,400,000         55,874
Computer Sciences Corp.  (1)                                          1,250,000         53,212
Electronic Data Systems Corp.                                         2,330,000         50,864
Ceridian Corp.  (1)                                                   2,400,000         46,656


SPECIALTY RETAIL  -  3.13%
Lowe's Companies, Inc.                                                3,875,000        212,583
Gap, Inc.                                                             3,280,000         68,519
Michaels Stores, Inc.                                                 1,363,000         61,948


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.09%
Solectron Corp.  (1)                                                 13,140,000         77,920
Sanmina-SCI Corp.  (1)                                                8,660,000         77,767
National Instruments Corp.                                            1,562,500         61,891
Jabil Circuit, Inc.  (1)                                              1,737,000         48,897
Symbol Technologies, Inc.                                             3,600,000         48,744
Rogers Corp.  (1)                                                       750,000         23,632


THRIFTS & MORTGAGE FINANCE  -  2.97%
Fannie Mae                                                            3,980,000        257,864
Freddie Mac                                                           1,270,000         67,500


COMMERCIAL SERVICES & SUPPLIES  -  2.88%
Robert Half International Inc.  (1)                                   5,900,000        131,216
Avery Dennison Corp.                                                  1,744,200         95,495
Education Management Corp.  (1)                                         600,000         36,696
ChoicePoint Inc.  (1)                                                   696,300         27,330
ServiceMaster Co.                                                     1,700,000         17,017
Ionics, Inc.  (1)                                                       354,200          7,792


CONSUMER FINANCE  -  2.59%
Capital One Financial Corp.                                           3,401,200        181,624
MBNA Corp.                                                            2,700,000         63,018
SLM Corp.                                                               975,000         39,176


OIL & GAS  -  2.37%
Devon Energy Corp.                                                    2,685,000        138,949
Apache Corp.                                                          1,155,000         79,672
Pogo Producing Co.                                                      900,000         41,364


COMMUNICATIONS EQUIPMENT  -  2.17%
Cisco Systems, Inc.  (1)                                              9,829,300        188,231
QUALCOMM Inc.                                                         1,190,000         49,123


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.16%
Medtronic, Inc.                                                       2,060,000        102,135
Applera Corp. - Applied Biosystems Group                              3,630,900         79,008
Becton, Dickinson and Co.                                             1,300,000         47,502
ResMed Inc  (1)                                                         195,000          8,444


INTERNET & CATALOG RETAIL  -  2.14%
eBay Inc.  (1)                                                        2,680,000        148,418
InterActiveCorp (formerly USA Interactive) (1)                        2,320,000         85,863


INSURANCE  -  1.86%
American International Group, Inc.                                    2,313,750        137,830
First American Corp.                                                  1,116,300         26,992
Mercury General Corp.                                                   580,700         25,365
Berkshire Hathaway Inc., Class A  (1)                                       110          8,335
Arthur J. Gallagher & Co.                                               200,000          5,400


HOTELS, RESTAURANTS & LEISURE  -  1.82%
Carnival Corp., units                                                 3,410,200        117,959
Brinker International, Inc.  (1)                                      1,725,000         58,995
International Game Technology                                           850,000         21,964


SOFTWARE  -  1.69%
Oracle Corp.  (1)                                                     7,000,000         89,460
Microsoft Corp.                                                       3,320,000         88,046
Cadence Design Systems, Inc.  (1)                                       500,000          7,110


COMMERCIAL BANKS  -  1.59%
Wells Fargo & Co.                                                     1,870,000         93,762
M&T Bank Corp.                                                          959,230         80,806


BIOTECHNOLOGY  -  1.51%
Biogen, Inc.  (1)                                                     2,150,000         84,839
Genentech, Inc.  (1)                                                    400,000         31,760
Amgen Inc.  (1)                                                         475,000         31,303
TECHNE Corp.  (1)                                                       510,000         17,105


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.34%
CenturyTel, Inc.                                                      2,690,000         93,504
ALLTEL Corp. 7.75% 2005                                                 800,000 units   38,296
ALLTEL Corp.                                                            317,700         14,551


COMPUTERS & PERIPHERALS  -  1.33%
EMC Corp.  (1)                                                        9,500,000        121,125
International Business Machines Corp.                                   300,000         24,603


AIRLINES  -  1.21%
Southwest Airlines Co.                                                7,785,000        133,046


FOOD & STAPLES RETAILING  -  1.18%
Walgreen Co.                                                          2,020,000         65,791
Costco Wholesale Corp.  (1)                                           1,500,000         48,135
Albertson's, Inc.                                                       500,000         10,510
Performance Food Group Co.  (1)                                         120,000          4,705


WIRELESS TELECOMMUNICATION SERVICES  -  1.10%
AT&T Wireless Services, Inc.  (1)                                     7,000,000         60,340
Nextel Communications, Inc., Class A  (1)                             1,900,000         36,632
Western Wireless Corp., Class A  (1)                                  1,300,000         24,024


PERSONAL PRODUCTS  -  0.99%
Avon Products, Inc.                                                   1,685,000        108,009


TOBACCO  -  0.94%
Altria Group, Inc.                                                    2,500,000        103,050


AUTO COMPONENTS  -  0.91%
Johnson Controls, Inc.                                                1,005,000         99,495


INTERNET SOFTWARE & SERVICES  -  0.87%
Yahoo! Inc.  (1)                                                      2,855,600         95,377


INDUSTRIAL CONGLOMERATES  -  0.84%
General Electric Co.                                                  3,100,000         91,667


AEROSPACE & DEFENSE  -  0.75%
General Dynamics Corp.                                                  960,000         82,666


MULTI-UTILITIES & UNREGULATED POWER  -  0.65%
Duke Energy Corp.                                                     2,499,000         42,683
Calpine Corp.  (1)                                                    5,000,000         28,200


OFFICE ELECTRONICS  -  0.57%
Zebra Technologies Corp., Class A  (1)                                1,162,500         62,333


ENERGY EQUIPMENT & SERVICES  -  0.49%
Schlumberger Ltd.                                                     1,090,000         53,966


CONTAINERS & PACKAGING  -  0.44%
Sealed Air Corp.  (1)                                                 1,000,000         48,660


CAPITAL MARKETS  -  0.27%
Bank of New York Co., Inc.                                            1,000,000         29,420


CHEMICALS  -  0.25%
Cambrex Corp. (2)                                                     1,300,000         27,495


TEXTILES, APPAREL & LUXURY GOODS  -  0.16%
NIKE, Inc., Class B                                                     300,000         17,094


MACHINERY  -  0.09%
Illinois Tool Works Inc.                                                130,000          9,398


MISCELLANEOUS  -  4.35%
Other equity securities in initial period of acquisition                               476,762


TOTAL EQUITY SECURITIES (cost: $7,030,633,000)                                       8,708,590

                                                                       Principal       Market
                                                                         Amount         value
SHORT-TERM SECURITIES                                                     (000)         (000)

CORPORATE SHORT-TERM NOTES  -  13.46%
Triple-A One Funding Corp. 1.03%-1.05% due 9/12-10/14/2003 (3)         $100,000      $  99,919
E.I. DuPont de Nemours & Co. 1.00%-1.05% due 9/16-11/3/2003             100,000         99,880
Citicorp 1.02% due 9/12-9/15/2003                                        47,300         47,281
Corporate Asset Funding Co. Inc. 1.03%-1.06% due 9/4-10/22/2003 (3)      42,500         42,459
J.P. Morgan Chase & Co. 1.01%-1.05% due 9/9-11/18/2003                   83,000         82,905
Preferred Receivables Funding Corp. 1.04%-1.05% due 9/5-9/30/2003 (3)    75,000         74,963
Merck & Co. Inc. 1.00%-1.02% due 9/10-10/22/2003                         75,000         74,935
Pfizer Inc 1.02%-1.03% due 9/22-10/14/2003 (3)                           75,000         74,931
Verizon Network Funding Corp. 1.02%-1.04% due 9/12-10/23/2003            75,000         74,929
Coca-Cola Co. 1.01%-1.03% due 10/6-10/21/2003                            75,000         74,901
American Express Credit Corp. 1.03% due 9/25-9/26/2003                   70,000         69,949
Edison Asset Securitization LLC 1.02%-1.06% due 9/8-10/27/2003 (3)       60,000         59,947
Receivables Capital Corp. 1.05% due 9/19/2003 (3)                        55,000         54,970
Gannett Co. 1.02% due 9/4/2003 (3)                                       50,000         49,994
Exxon Asset Management Co. 1.00% due 9/9/2003 (3)                        50,000         49,987
Procter & Gamble Co. 1.02% due 9/16-9/18/2003 (3)                        50,000         49,976
Netjets Inc. 1.02%-1.04% due 9/10-10/10/2003 (3)                         50,000         49,960
FCAR Owner Trust I 1.03%-1.06% due 9/5-10/16/2003                        50,000         49,951
Kimberly-Clark Worldwide Inc. 0.99%-1.03% due 9/25-11/5/2003 (3)         50,000         49,933
New Center Asset Trust 1.02%-1.05%  due 9/8-10/3/2003                    48,300         48,272
Clorox Co. 1.01%-1.05% due 9/16-10/8/2003                                35,000         34,973
American General Finance Corp. 1.02%-1.05% due 10/2-10/24/2003           35,000         34,958
Harvard University 1.00% due 9/19/2003                                   30,000         29,984
Hershey Foods Corp. 1.02% due 9/2/2003 (3)                               25,000         24,999
ChevronTexaco Corp. 0.99%-1.02% due 9/8/2003                             25,000         24,994
Private Export Funding Corp. 0.87% due 9/22/2003 (3)                     25,000         24,985
Caterpillar Financial Serivces Corp. 1.00%-1.02% due 9/2-9/4/2003        20,000         19,998


U.S. TREASURIES  -  3.16%
U.S. Treasury Bills 0.803%-1.00% due 9/11-12/11/2003                    346,600        346,159


FEDERAL AGENCY DISCOUNT NOTES  -  2.81%
Fannie Mae 0.94%-1.07% due 9/3-9/17/2003                                158,600        158,559
Freddie Mac 1.06%-1.21% due 9/4-10/29/2003                              113,430        113,318
Federal Home Loan Bank 0.94%-0.98% due 9/5-10/3/2003                     36,000         35,991


CERTIFICATES OF DEPOSIT  -  1.34%
Wells Fargo & Co. 1.02%-1.07% due 9/9-11/24/2003                         97,000         97,000
State Street Bank & Trust 0.90%-1.03% due 9/18-9/29/2003                 50,000         49,998



TOTAL SHORT-TERM SECURITIES (cost: $2,275,951,000)                                   2,275,958


TOTAL INVESTMENT SECURITIES (cost: $9,306,584,000)                                  10,984,548
Other assets less liabilities                                                          (30,258)

NET ASSETS                                                                         $10,954,290


(1)  Security did not produce income during the last 12 months.
(2) The fund owns 5.06% of the outstanding voting securities of Cambrex Corp., and thus is considered an affiliate of this company under the Investment Company Act of 1940.
(3) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements


EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE FEBRUARY 28, 2003:

Arthur J. Gallagher                     Lincare Holdings
Bank of New York                        MBNA
Berkshire Hathaway                      Medco Health Solutions
Biogen                                  Michaels Stores
Cardinal Health                         Performance Food Group
ChoicePoint                             Pogo Producing
Electronic Data Systems                 QUALCOMM
General Dynamics                        ResMed
Illinois Tool Works                     Symbol Technologies
Johnson Controls                        TECHNE


EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE FEBRUARY 28, 2003:

Apollo Group                            Macromedia
AutoZone                                Papa John's International
DeVry                                   Pitney Bowes
Guidant                                 Reinsurance Group of America
IMS Health                              Tech Data
Lexmark


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at August 31, 2003   (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market:
   Unaffiliated issuers (cost: $9,274,937)       $10,957,053
   Affiliated issuer (cost: $31,647)                  27,495       $10,984,548
 Cash                                                                    2,588
 Receivables for:
   Sales of fund's shares                             40,213
   Dividends and interest                              5,728            45,941
                                                                    11,033,077
LIABILITIES:
 Payables for:
   Purchases of investments                           62,946
   Repurchases of fund's shares                        5,538
   Investment advisory services                        3,065
   Services provided by affiliates                     6,247
   Deferred Directors' compensation                      958
   Other fees and expenses                                33            78,787
NET ASSETS AT AUGUST 31, 2003                                      $10,954,290

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                         $9,394,345
 Undistributed net investment income                                     2,680
 Accumulated net realized loss                                        (120,699)
 Net unrealized appreciation                                         1,677,964
NET ASSETS AT AUGUST 31, 2003                                      $10,954,290


Total authorized capital stock - 750,000 shares, $1.00 par value


                                          Net        Shares     Net asset value
                                         assets    outstanding   per share (1)

Class A                               $8,946,714     567,936       $15.75
Class B                                  517,707      33,553        15.43
Class C                                  510,609      33,233        15.36
Class F                                  585,226      37,311        15.68
Class 529-A                               73,239       4,658        15.72
Class 529-B                               23,469       1,509        15.56
Class 529-C                               26,980       1,733        15.57
Class 529-E                                5,156         329        15.67
Class 529-F                                1,107          70        15.74
Class R-1                                  6,492         415        15.63
Class R-2                                 64,858       4,157        15.60
Class R-3                                 77,068       4,917        15.67
Class R-4                                 34,903       2,222        15.71
Class R-5                                 80,762       5,121        15.77


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes except for classes A and 529-A, for which the maximum offering prices per share were $16.71 and $16.68, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the six months ended August 31, 2003                (dollars in thousands)

INVESTMENT INCOME:
 Income:

   Dividends                                         $30,152
   Interest                                           12,168           $42,320

 Fees and expenses:
   Investment advisory services                       16,290
   Distribution services                              14,602
   Transfer agent services                             4,739
   Administrative services                             1,215
   Reports to shareholders                               279
   Registration statement and prospectus                 538
   Postage, stationery and supplies                      741
   Directors' compensation                               229
   Auditing and legal                                     60
   Custodian                                              73
   State and local taxes                                  99
   Other                                                  21
   Total expenses before reimbursement                38,886
    Reimbursement of expenses                            120            38,766
 Net investment income                                                   3,554

NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                       66,462
 Net unrealized appreciation on investments                          1,829,228
   Net realized gain and unrealized
   appreciation on investments                                       1,895,690
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,899,244



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                     Six months     Year ended
                                                  ended August 31,  February 28,
                                                        2003*           2003
OPERATIONS:
 Net investment income                                    $3,554       $15,542
 Net realized gain (loss) on investments                  66,462      (186,836)
 Net unrealized appreciation (depreciation)
  on investments                                       1,829,228    (1,186,878)
  Net increase (decrease) in net assets
   resulting from operations                           1,899,244    (1,358,172)

DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
 Dividends from net investment income                     (1,999)      (13,443)
 Distributions from net realized gain on investments           -       (52,719)
 Total dividends and distributions paid to shareholders   (1,999)      (66,162)

CAPITAL SHARE TRANSACTIONS                             1,380,322     1,326,884

TOTAL INCREASE (DECREASE) IN NET ASSETS                3,277,567       (97,450)

NET ASSETS:
 Beginning of period                                   7,676,723     7,774,173
 End of period (including undistributed net investment
   income: $2,680 and $1,125, respectively)          $10,954,290    $7,676,723

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in U.S. companies with a record of superior growth.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

------------------------------------------------------------------------------------------------------------
                        Initial sales         Contingent deferred sales
Share class              charge               charge upon redemption              Conversion feature
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes A and 529-A      Up to 5.75%          None (except 1% for certain         None
                                              certain redemptions within one
                                              year of purchase without an
                                              initial sales charge)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes B and 529-B      None                 Declines from 5% to zero for        Classes B and 529-B
                                              redemptions within six years        convert to classes A
                                              of purchase                         and 529-A,respectively,
                                                                                  after eight years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Class C                  None                 1% for redemptions within           Class C converts to Class
                                              one year of purchase                F after 10 years
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Class 529-C              None                 1% for redemptions within           None
                                              one year of purchase
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Class 529-E              None                 None                                None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes F and 529-F      None                 None                                None
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,   None                 None                                None
      R-4 and R-5
------------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $9,308,323,000.

As of August 31, 2003 the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income                                    $3,736
Accumulated short-term capital losses                                (181,239)
Undistributed long-term capital gains                                  62,181
Gross unrealized appreciation on investment securities              2,126,443
Gross unrealized depreciation on investment securities               (450,218)

Accumulated short-term capital losses above include a capital loss carryforward of $134,958,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in accumulated short-term capital losses above are capital losses of $51,880,000, that were realized during the period November 1, 2002 through February 28, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                              Distributions from ordinary income
                                                                    Distributions         Total
                                Net investment     Short-term       from long-term     distributions
Share class                          income       capital gains     capital gains          paid

SIX MONTHS ENDED AUGUST 31, 2003
Class A                             $ 1,749             -                  -            $ 1,749
Class B                                   -             -                  -                  -
Class C                                   -             -                  -                  -
Class F                                 150             -                  -                150
Class 529-A                              27             -                  -                 27
Class 529-B                               -             -                  -                  -
Class 529-C                               -             -                  -                  -
Class 529-E                               -             -                  -                  -
Class 529-F                              -*             -                  -                 -*
Class R-1                                 2             -                  -                  2
Class R-2                                 1             -                  -                  1
Class R-3                                13             -                  -                 13
Class R-4                                17             -                  -                 17
Class R-5                                40             -                  -                 40

Total                               $ 1,999             -                  -            $ 1,999


YEAR ENDED FEBRUARY 28, 2003
Class A                            $ 12,397             -           $ 48,179           $ 60,576
Class B                                   -             -              1,603              1,603
Class C                                   -             -              1,271              1,271
Class F                                 704             -              1,310              2,014
Class 529-A                              97             -                121                218
Class 529-B                               -             -                 36                 36
Class 529-C                               -             -                 43                 43
Class 529-E                               3             -                  7                 10
Class 529-F                              -*             -                  -                 -*
Class R-1                                 -             -                  -                  -
Class R-2                                17             -                  1                 18
Class R-3                                18             -                 -*                 18
Class R-4                                 4             -                 -*                  4
Class R-5                               203             -                148                351

Total                              $ 13,443             -           $ 52,719           $ 66,162


* Amount less than one thousand.
(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.310% on such assets in excess of $8 billion. For the six months ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.351% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

-------------------------------------------------------------------------------
Share class                  Currently approved limits    Plan limits
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A                                0.25%                 0.25%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class 529-A                             0.25                  0.50
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Classes B and 529-B                     1.00                  1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Classes C, 529-C and R-1                1.00                  1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class R-2                               0.75                  1.00
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Classes 529-E and R-3                   0.50                  0.75
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Classes F, 529-F and R-4                0.25                  0.50
-------------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2003, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

     Expenses under the agreements described above for the six months ended August 31, 2003, were as follows (dollars in thousands):



---------------------------------------------------------------------------------------------------------------
                                                                    Administrative services
                                                  -------------------------------------------------------------
                                                                                            Commonwealth of
                                                        CRMC                                  Virginia
    Share       Distribution    Transfer agent     administrative       Transfer agent      administrative
    class         services         services           services              services            services
---------------------------------------------------------------------------------------------------------------
    Class A         $9,598           $4,463        Not applicable       Not applicable      Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          2,008              276        Not applicable       Not applicable      Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,907          Included            $286                 $89            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            533            Included           319                  47            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class 529-A         28            Included            41                   5                   $28
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class 529-B         88            Included            13                   6                     9
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class 529-C        102            Included            15                   5                    10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class 529-E         10            Included             3                   -*                    2
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class 529-F          1             Included            1                   -*                    -*
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class R-1           17            Included             3                   2            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class R-2          164            Included            33                 169            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class R-3          121            Included            36                  41            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class R-4           25            Included            15                   2            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class R-5     Not applicable      Included            34                   1            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Total            $14,602         $4,739             $799                $367                   $49
----------------===============================================================================================
* Amount less than one thousand.


     DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $84,000 in current fees (either paid in cash or deferred) and a net increase of $145,000 in the value of the deferred amounts.

     AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share  transactions  in the fund were as follows
(dollars and shares in thousands):

                                                 Reinvestments of
                                                 dividends
                                                 and distributions
                              Sales(2)                                 Repurchases(2)          Net increase
Share class(1)           Amount       Shares     Amount    Shares     Amount     Shares      Amount     Shares

SIX MONTHS ENDED AUGUST 31, 2003

Class A                $1,128,660     78,193     $1,646       109    $(425,817) (29,993)   $ 704,489    48,309
Class B                   159,289     11,225          -         -      (19,874)  (1,434)     139,415     9,791
Class C                   189,065     13,331          -         -      (27,935)  (2,019)     161,130    11,312
Class F                   249,755     17,308        136         9      (38,714)  (2,719)     211,177    14,598
Class 529-A                23,763      1,643         27         2         (970)     (67)      22,820     1,578
Class 529-B                 7,946        558          -         -         (165)     (11)       7,781       547
Class 529-C                 8,934        624          -         -         (412)     (29)       8,522       595
Class 529-E                 1,562        109          -         -          (31)      (2)       1,531       107
Class 529-F                   480         33        - *       - *           (1)     - *          479        33
Class R-1                   5,479        382          2       - *         (369)     (25)       5,112       357
Class R-2                  39,488      2,780          1       - *       (7,733)    (550)      31,756     2,230
Class R-3                  51,081      3,558         13         1       (7,280)    (507)      43,814     3,052
Class R-4                  30,302      2,134         17         1       (2,432)    (165)      27,887     1,970
Class R-5                  18,731      1,299         40         3       (4,362)    (304)      14,409       998
Total net increase
   (decrease)          $1,914,535    133,177     $1,882       125   $ (536,095) (37,825)  $1,380,322    95,477

YEAR ENDED FEBRUARY 28, 2003

Class A                $1,671,380    119,951    $57,317     4,079  $(1,160,096) (85,607)   $ 568,601    38,423
Class B                   212,471     15,363      1,557       111      (42,120)  (3,219)     171,908    12,255
Class C                   242,120     17,629      1,230        88      (41,834)  (3,231)     201,516    14,486
Class F                   275,462     19,996      1,808       130      (79,948)  (6,018)     197,322    14,108
Class 529-A                43,692      3,112        217        16       (1,314)    (102)      42,595     3,026
Class 529-B                13,598        973         36         2         (277)     (21)      13,357       954
Class 529-C                16,257      1,164         43         3         (483)     (37)      15,817     1,130
Class 529-E                 3,096        224         10         1          (37)      (3)       3,069       222
Class 529-F                   507         38         -*        -*          (22)      (1)         485        37
Class R-1                     793         61          -         -          (32)      (3)         761        58
Class R-2                  27,636      2,122         18         1       (2,524)    (196)      25,130     1,927
Class R-3                  28,816      2,197         18         1       (4,326)    (333)      24,508     1,865
Class R-4                   4,276        325          4        -*         (967)     (73)       3,313       252
Class R-5                  66,654      4,738        346        25       (8,498)    (640)      58,502     4,123
Total net increase
   (decrease)          $2,606,758    187,893    $62,604     4,457  $(1,342,478) (99,484)  $1,326,884    92,866

* Amount less than one thousand.

(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2003, the total value of restricted securities was $707,023,000, which represents 6.45% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,735,862,000 and $833,640,000, respectively, during the six months ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended August 31, 2003, the custodian fee of $73,000 includes $4,000 that was offset by this reduction, rather than paid in cash.



Financial Highlights (1)

                                                     Income (loss) from investment operations(3)
                                                                         Net
                                       Net asset                    gains(losses)
                                         value,          Net        on securities      Total from
                                       beginning    investment      (both realized     investment
                                       of period    income (loss)   and unrealized)    operations

CLASS A:
 Six months ended 8/31/2003 (2)          $12.78        $.01             $2.96            $2.97
 Year ended 2/28/2003                     15.29         .03             (2.42)           (2.39)
 Year ended 2/28/2002                     17.24         .09             (1.24)           (1.15)
 Year ended 2/28/2001                     19.00         .22               .38              .60
 Year ended 2/29/2000                     17.84         .13              3.61             3.74
 Year ended 2/28/1999                     16.93         .12              3.21             3.33
CLASS B:
 Six months ended 8/31/2003 (2)           12.56        (.04)             2.91             2.87
 Year ended 2/28/2003                     15.12        (.07)            (2.39)           (2.46)
 Year ended 2/28/2002                     17.14        (.04)            (1.23)           (1.27)
 Period from 3/15/2000 to 2/28/2001       19.06         .09               .31              .40
CLASS C:
 Six months ended 8/31/2003 (2)           12.51        (.05)             2.90             2.85
 Year ended 2/28/2003                     15.07        (.07)            (2.39)           (2.46)
 Period from 3/15/2001 to 2/28/2002       16.50        (.07)             (.59)            (.66)
CLASS F:
 Six months ended 8/31/2003 (2)           12.73         .01              2.94             2.95
 Year ended 2/28/2003                     15.25         .03             (2.41)           (2.38)
 Period from 3/16/2001 to 2/28/2002       16.34         .05              (.33)            (.28)
CLASS 529-A:
 Six months ended 8/31/2003 (2)           12.76         .01              2.96             2.97
 Year ended 2/28/2003                     15.29         .04             (2.43)           (2.39)
 Period from 2/15/2002 to 2/28/2002       15.48         .01              (.20)            (.19)
CLASS 529-B:
 Six months ended 8/31/2003 (2)           12.68        (.06)             2.94             2.88
 Year ended 2/28/2003                     15.28        (.08)            (2.42)           (2.50)
 Period from 2/19/2002 to 2/28/2002       15.21          - (4)            .07              .07
CLASS 529-C:
 Six months ended 8/31/2003 (2)           12.68        (.06)             2.95             2.89
 Year ended 2/28/2003                     15.28        (.08)            (2.42)           (2.50)
 Period from 2/19/2002 to 2/28/2002       15.21          - (4)            .07              .07
CLASS 529-E:
 Six months ended 8/31/2003 (2)           12.73        (.02)             2.96             2.94
 Period from 3/7/2002 to 2/28/2003        16.08        (.01)            (3.22)           (3.23)
CLASS 529-F:
 Six months ended 8/31/2003 (2)           12.78          - (4)           2.96             2.96
 Period from 9/17/2002 to 2/28/2003       12.80         .01                - (4)           .01
CLASS R-1:
 Six months ended 8/31/2003 (2)           12.73        (.05)             2.96             2.91
 Period from 6/26/2002 to 2/28/2003       13.96        (.04)            (1.19)           (1.23)
CLASS R-2:
 Six months ended 8/31/2003 (2)           12.71        (.05)             2.94             2.89
 Period from 5/21/2002 to 2/28/2003       15.51        (.05)            (2.63)           (2.68)
CLASS R-3:
 Six months ended 8/31/2003 (2)           12.75        (.02)             2.94             2.92
 Period from 6/4/2002 to 2/28/2003        15.06        (.01)            (2.17)           (2.18)
CLASS R-4:
 Six months ended 8/31/2003 (2)           12.76         .01              2.95             2.96
 Period from 5/20/2002 to 2/28/2003       15.67         .02             (2.78)           (2.76)
CLASS R-5:
 Six months ended 8/31/2003 (2)           12.78         .03              2.97             3.00
 Period from 5/15/2002 to 2/28/2003       15.72         .06             (2.85)           (2.79)


                                            Dividends and distributions

                                     Dividends
                                     (from net     Distributions     Total
                                     investment    (from capital  dividends and
                                      income)          gains)     distributions

CLASS A:
 Six months ended 8/31/2003 (2)       $    - (4)      $   -           $   - (4)
 Year ended 2/28/2003                   (.02)           (.10)          (.12)
 Year ended 2/28/2002                   (.09)           (.71)          (.80)
 Year ended 2/28/2001                   (.10)          (2.26)         (2.36)
 Year ended 2/29/2000                   (.10)          (2.48)         (2.58)
 Year ended 2/28/1999                   (.13)          (2.29)         (2.42)
CLASS B:
 Six months ended 8/31/2003 (2)            -               -              -
 Year ended 2/28/2003                      -            (.10)          (.10)
 Year ended 2/28/2002                   (.04)           (.71)          (.75)
 Period from 3/15/2000 to 2/28/2001     (.06)          (2.26)         (2.32)
CLASS C:
 Six months ended 8/31/2003 (2)            -               -              -
 Year ended 2/28/2003                      -            (.10)          (.10)
 Period from 3/15/2001 to 2/28/2002     (.06)           (.71)          (.77)
CLASS F:
 Six months ended 8/31/2003 (2)            - (4)           -              - (4)
 Year ended 2/28/2003                   (.04)           (.10)          (.14)
 Period from 3/16/2001 to 2/28/2002     (.10)           (.71)          (.81)
CLASS 529-A:
 Six months ended 8/31/2003 (2)         (.01)              -           (.01)
 Year ended 2/28/2003                   (.04)           (.10)          (.14)
 Period from 2/15/2002 to 2/28/2002        -               -              -
CLASS 529-B:
 Six months ended 8/31/2003 (2)            -               -              -
 Year ended 2/28/2003                      -            (.10)          (.10)
 Period from 2/19/2002 to 2/28/2002        -               -              -
CLASS 529-C:
 Six months ended 8/31/2003 (2)            -               -              -
 Year ended 2/28/2003                      -            (.10)          (.10)
 Period from 2/19/2002 to 2/28/2002        -               -              -
CLASS 529-E:
 Six months ended 8/31/2003 (2)            -               -              -
 Period from 3/7/2002 to 2/28/2003      (.02)           (.10)          (.12)
CLASS 529-F:
 Six months ended 8/31/2003 (2)            -  (4)          -              - (4)
 Period from 9/17/2002 to 2/28/2003     (.03)              -           (.03)
CLASS R-1:
 Six months ended 8/31/2003 (2)         (.01)              -           (.01)
 Period from 6/26/2002 to 2/28/2003        -               -              -
CLASS R-2:
 Six months ended 8/31/2003 (2)            -  (4)          -              - (4)
 Period from 5/21/2002 to 2/28/2003     (.02)           (.10)          (.12)
CLASS R-3:
 Six months ended 8/31/2003 (2)            -  (4)          -              - (4)
 Period from 6/4/2002 to 2/28/2003      (.03)           (.10)          (.13)
CLASS R-4:
 Six months ended 8/31/2003 (2)         (.01)              -           (.01)
 Period from 5/20/2002 to 2/28/2003     (.05)           (.10)          (.15)
CLASS R-5:
 Six months ended 8/31/2003 (2)         (.01)              -           (.01)
 Period from 5/15/2002 to 2/28/2003     (.05)           (.10)          (.15)


                                                                            Ratio of     Ratio of net
                                    Net asset                Net assets,     expenses    income (loss)
                                    value, end    Total    end of period   to average    to average
                                    of period    return(5) (in millions)   net assets    net assets

CLASS A:
 Six months ended 8/31/2003 (2)       $15.75      23.27%     $8,947          .76%(7)       .16% (7)
 Year ended 2/28/2003                  12.78      (15.70)     6,641          .77           .25
 Year ended 2/28/2002                  15.29      (7.08)      7,356          .71           .58
 Year ended 2/28/2001                  17.24       3.03       7,417          .67          1.18
 Year ended 2/29/2000                  19.00       22.30      7,270          .68           .72
 Year ended 2/28/1999                  17.84       21.07      5,939          .67           .70
CLASS B:
 Six months ended 8/31/2003 (2)        15.43       22.85       518          1.53 (7)      (.62) (7)
 Year ended 2/28/2003                  12.56      (16.36)      299          1.55          (.52)
 Year ended 2/28/2002                  15.12      (7.82)       174          1.49          (.27)
 Period from 3/15/2000 to 2/28/2001    17.14       1.93        41           1.47 (7)       .50  (7)
CLASS C:
 Six months ended 8/31/2003 (2)        15.36       22.78       511          1.59 (7)      (.68) (7)
 Year ended 2/28/2003                  12.51      (16.42)      274          1.59          (.55)
 Period from 3/15/2001 to 2/28/2002    15.07      (4.44)       112          1.61 (7)      (.46) (7)
CLASS F:
 Six months ended 8/31/2003 (2)        15.68       23.21       585           .81 (7)       .10  (7)
 Year ended 2/28/2003                  12.73      (15.74)      289           .82           .22
 Period from 3/16/2001 to 2/28/2002    15.25      (2.12)       131           .84 (7)       .31  (7)
CLASS 529-A:
 Six months ended 8/31/2003 (2)        15.72       23.25       73            .77 (7)       .14  (7)
 Year ended 2/28/2003                  12.76      (15.73)      39            .78           .28
 Period from 2/15/2002 to 2/28/2002    15.29      (1.23)        1            .03           .03
CLASS 529-B:
 Six months ended 8/31/2003 (2)        15.56       22.71       23           1.71 (7)      (.80) (7)
 Year ended 2/28/2003                  12.68      (16.45)      12           1.71          (.65)
 Period from 2/19/2002 to 2/28/2002    15.28        .46         - (6)        .04             -  (9)
CLASS 529-C:
 Six months ended 8/31/2003 (2)        15.57       22.79       27           1.70 (7)      (.79) (7)
 Year ended 2/28/2003                  12.68      (16.45)      14           1.69          (.63)
 Period from 2/19/2002 to 2/28/2002    15.28        .46         - (6)        .04             -  (9)
CLASS 529-E:
 Six months ended 8/31/2003 (2)        15.67       23.10        5           1.16 (7)      (.25) (7)
 Period from 3/7/2002 to 2/28/2003     12.73      (20.18)       3           1.16 (7)      (.09) (7)
CLASS 529-F:
 Six months ended 8/31/2003 (2)        15.74       23.20        1            .91 (7)      (.01) (7)
 Period from 9/17/2002 to 2/28/2003    12.78        .05         - (6)        .40           .07
CLASS R-1:
 Six months ended 8/31/2003 (2)        15.63       22.84        6           1.59 (7)(8)   (.69) (7)
 Period from 6/26/2002 to 2/28/2003    12.73      (8.81)        1           1.58 (7)(8)   (.49) (7)
CLASS R-2:
 Six months ended 8/31/2003 (2)        15.60       22.74       65           1.55 (7)(8)   (.65) (7)
 Period from 5/21/2002 to 2/28/2003    12.71      (17.37)      25           1.54 (7)(8)   (.46) (7)
CLASS R-3:
 Six months ended 8/31/2003 (2)        15.67       22.93       77           1.17 (7)(8)   (.27) (7)
 Period from 6/4/2002 to 2/28/2003     12.75      (14.58)      24           1.16 (7)(8)   (.09) (7)
CLASS R-4:
 Six months ended 8/31/2003 (2)        15.71       23.19       35            .81 (7)(8)    .10  (7)
 Period from 5/20/2002 to 2/28/2003    12.76      (17.74)       3            .81 (7)(8)    .24  (7)
CLASS R-5:
 Six months ended 8/31/2003 (2)        15.77       23.46       81            .49 (7)       .42  (7)
 Period from 5/15/2002 to 2/28/2003    12.78      (17.83)      53            .48 (7)       .58  (7)



                          Six months ended
                               August 31,     Year ended February 28 or 29
                                2003(2)   2003    2002    2001    2000    1999
Portfolio turnover rate
  for all classes of shares       12%      18%     25%     39%     34%     36%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3) Years ended 2000 and 1999 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4)  Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6)  Amount less than 1 million.
(7)  Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratios would have been 1.66%, 2.05% and 1.20% for classes R-1, R-2 and R-3, respectively, during the six months ended August 31, 2003, and 3.01%, 2.21%, 1.29% and .95% for classes R-1, R-2, R-3 and
     R-4, respectively, during the year ended February 28, 2003. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the six months ended August 31, 2003.
(9)  Amount less than .01 percent.




OTHER SHARE CLASS RESULTS                                                                                       unaudited

Class B, Class C, Class F and Class 529 Returns for periods ended September 30,
2003
     (the most recent calendar quarter):
                                                                                              1 year           Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             +20.54%            -2.50%(1)
Not reflecting CDSC                                                                           +25.54%            -1.79%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +24.48%            -1.89%(2)
Not reflecting CDSC                                                                           +25.48%            -1.89%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +26.43%            -0.49%(4)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +19.23%            -3.74%(5)
Not reflecting maximum sales charge                                                           +26.51%            -0.17%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +20.29%            -2.48%(6)
Not reflecting CDSC                                                                           +25.29%            +0.01%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +24.37%            +0.05%(6)
Not reflecting CDSC                                                                           +25.37%            +0.05%(6)

CLASS 529-E SHARES(3)                                                                         +25.97%            -2.94%(7)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +26.34%           +18.99%(8)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C shares were first sold.
(3)  These shares are sold without any initial or contingent sales charge.
(4) Average annual total return from March 16, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6)  Average  annual total return from  February 19, 2002,  when Class 529-B and
     Class 529-C shares were first sold.
(7) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(8) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISOR
Capital Research and Management Company
333 South Hope Street Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in AMCAP Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.05 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE AMERICAN FUNDS PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of AMCAP Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o A LONG-TERM, VALUE-ORIENTED APPROACH
  Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP FUND(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   Smallcap World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-902-1003

Litho in USA AGD/L/8078

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semi-annual Reports to Shareholders


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semi-annual Reports to Shareholders


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                AMCAP Fund, Inc.



                                By /s/ Claudia P. Huntington
                                   ---------------------------------
                                   Claudia P. Huntington, President and PEO

                                Date: November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Claudia P. Huntington
   ---------------------------------
   Claudia P. Huntington, President and PEO

Date: November 7, 2003



By  /s/ Sheryl F. Johnson
   ---------------------------------
   Sheryl F. Johnson, Treasurer

Date: November 7, 2003